FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair value [Abstract]
Foreign currency derivative contracts	$ 17	$ 7
Total financial assets	17	7
Level 1 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts	17	7
Total financial assets	17	7
Level 3 [Member]
Assets, Fair value [Abstract]
Foreign currency derivative contracts
Total financial assets